Income Tax Expense (Details) - Schedule of Income Tax Expense	12 Months Ended
	Dec. 31, 2023 MYR (RM)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 MYR (RM)	Dec. 31, 2021 MYR (RM)
Schedule of Income Tax Expenses [Abstract]
Current income tax expense			RM 917,273	RM 7,460,130
Deferred tax				(339,650)
Over provision in prior year	(619,698)	(135,031)	(7,508,254)
Income tax expenses	RM (619,698)	$ (135,031)	RM (6,590,981)	RM 7,120,480